ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2014
Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consist of the following:

	As of December 31,
	2013	2014	2014
	RMB	RMB	US$
Advances from customers	529	424	68
Accrued payroll and welfare payable	28,438	53,362	8,600
Business tax, value-added tax and other taxes payable	6,661	30,629	4,937
Government grant	2,720	2,956	476
Others	2,826	3,326	537

Total	41,174	90,697	14,618